Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Current assets:
Cash and cash equivalents	$ 170,802	$ 177,154
Short-term investments	101,078	83,626
Accounts receivable, net (Allowance for current expected credit losses of USD1,429 and USD1,022 as of December 31, 2022 and 2023, respectively)	31,210	29,763
Inventories	2,219	457
Due from related parties (Allowance for current expected credit losses of USD639 and USD388 as of December 31, 2022 and 2023, respectively)	12,644	32,917
Prepayments and other current assets (Allowance for current expected credit losses of USD10,667 and USD6,186 as of December 31, 2022 and 2023, respectively)	9,423	8,267
Total current assets	327,376	332,184
Non-current assets:
Restricted cash		7,654
Long-term investments	32,134	30,811
Deferred tax assets	478	213
Property and equipment, net	60,028	61,734
Operating lease assets	575	865
Intangible assets, net	5,697	6,546
Goodwill	20,826	21,179
Due from a related party (Allowance for current expected credit losses of nil and USD381 as of December 31, 2022 and 2023, respectively)	19,619
Long-term prepayments and other assets	1,953	2,137
Total assets	468,686	463,323
Current liabilities:
Accounts payable (including accounts payable of the consolidated variable interest entities ("VIEs") without recourse to the Company of USD23,398 and USD21,517 as of December 31, 2022 and 2023, respectively)	24,430	25,432
Due to related parties (including due to related parties of the consolidated VIEs without recourse to the Company of nil and nil as of December 31, 2022 and 2023, respectively)	0	1,560
Contract liabilities, current portion (including contract liabilities, current portion of the consolidated VIEs without recourse to the Company of USD37,781 and USD34,723 as of December 31, 2022 and 2023, respectively)	36,375	38,967
Income tax payable (including income tax payable of the consolidated VIEs without recourse to the Company of USD3,342 and USD4,739 as of December 31, 2022 and 2023, respectively)	6,391	5,586
Accrued liabilities and other payables (including accrued liabilities and other payables of the consolidated VIEs without recourse to the Company of USD43,446 and USD42,035 as of December 31, 2022 and 2023, respectively)	53,708	49,438
Bank borrowings (including bank borrowings of the consolidated VIEs without recourse to the Company of USD7,024 and USD6,906 as of December 31, 2022 and 2023, respectively)	6,906	7,024
Lease liabilities (including lease liabilities, current portion of the consolidated VIEs without recourse to the Company of USD283 and USD276 as of December 31, 2022 and 2023, respectively)	276	283
Total current liabilities	128,086	128,290
Non-current liabilities:
Contract liabilities (including contract liabilities of the consolidated VIEs without recourse to the Company of USD876 and USD846 as of December 31, 2022 and 2023, respectively)	846	876
Deferred tax liabilities (including deferred tax liabilities of the consolidated VIEs without recourse to the Company of USD687 and USD513 as of December 31, 2022 and 2023, respectively)	513	687
Bank borrowings (including bank borrowings of the consolidated VIEs without recourse to the Company of USD24,750 and USD15,539 as of December 31, 2022 and 2023, respectively)	15,539	24,750
Lease liabilities (including lease liabilities of the consolidated VIEs without recourse to the Company of USD299 and USD229 as of December 31, 2022 and 2023, respectively)	229	299
Total liabilities	145,213	154,902
Commitments and contingencies
Equity
Common shares (375,001,940 shares issued and 325,047,736 shares outstanding as of December 31, 2022; 375,001,940 shares issued and 323,525,556 shares outstanding as of December 31, 2023)	81	81
Additional paid-in-capital	482,484	477,495
Accumulated other comprehensive loss	(18,913)	(14,668)
Statutory reserves	8,142	7,036
Treasury shares (49,954,204 shares and 51,476,384 shares as of December 31, 2022 and 2023, respectively)	12	12
Accumulated deficits	(146,944)	(160,063)
Total Xunlei Limited's shareholders' equity	324,862	309,893
Non-controlling interests	(1,389)	(1,472)
Total liabilities and shareholders' equity	$ 468,686	$ 463,323